Deferred compensation awards - Activity relating to NIUs (Detail) - NIU awards [Member]	12 Months Ended
	Mar. 31, 2019 $ / shares shares
Outstanding
Outstanding (number of units), Beginning	13,283,976
Outstanding (number of units), Granted
Outstanding (number of units), Vested	(7,802,159)
Outstanding (number of units), Forfeited	(316,073)
Outstanding (number of units), Ending	5,165,744
Index price
Index price, Beginning | $ / shares	$ 5,854	[1]
Index price, Granted | $ / shares		[1]
Index price, Vested | $ / shares	5,883	[1],[2]
Index price, Ending | $ / shares	$ 6,043	[1],[3]

[1]	The price of each unit is determined using 1/1000th of the index price.
[2]	Weighted-average index price used to determine the final cash settlement amount of the awards.
[3]	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2019.